UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

DIVIDEND STRATEGY FUND

FORM N-Q

JULY 31, 2009

LEGG MASON PARTNERS DIVIDEND STRATEGY FUND

Schedule of Investments (unaudited)	July 31, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS † - 96.4%
CONSUMER DISCRETIONARY - 4.9%
Hotels, Restaurants & Leisure - 1.3%
405,500	McDonald’s Corp.	$22,326,830

Household Durables - 0.5%
442,660	Leggett & Platt Inc.	7,680,151

Media - 0.6%
340,980	Comcast Corp., Class A Shares	5,066,963
375,000	Regal Entertainment Group, Class A Shares	4,665,000

	Total Media	9,731,963

Multiline Retail - 0.1%
50,000	Target Corp.	2,181,000

Specialty Retail - 2.3%
488,730	Gap Inc.	7,976,074
1,034,550	Home Depot Inc.	26,836,227
230,970	Williams-Sonoma Inc.	3,247,438

	Total Specialty Retail	38,059,739

Textiles, Apparel & Luxury Goods - 0.1%
30,000	V.F. Corp.	1,940,700

	TOTAL CONSUMER DISCRETIONARY	81,920,383

CONSUMER STAPLES - 11.7%
Beverages - 1.9%
400,000	Coca-Cola Co.	19,936,000
220,000	PepsiCo Inc.	12,485,000

	Total Beverages	32,421,000

Food & Staples Retailing - 2.4%
706,100	Safeway Inc.	13,366,473
546,700	Wal-Mart Stores Inc.	27,269,396

	Total Food & Staples Retailing	40,635,869

Food Products - 4.4%
161,004	Cadbury PLC, ADR	6,364,488
306,000	General Mills Inc.	18,026,460
250,000	H.J. Heinz Co.	9,615,000
533,000	Kraft Foods Inc., Class A Shares	15,105,220
901,020	Unilever PLC, ADR	23,741,877

	Total Food Products	72,853,045

Household Products - 3.0%
268,000	Kimberly-Clark Corp.	15,664,600
629,270	Procter & Gamble Co.	34,930,778

	Total Household Products	50,595,378

	TOTAL CONSUMER STAPLES	196,505,292

ENERGY - 12.3%
Energy Equipment & Services - 2.3%
282,240	Baker Hughes Inc.	11,430,720
90,000	Diamond Offshore Drilling Inc.	8,088,300
203,190	Halliburton Co.	4,488,467
266,770	Schlumberger Ltd.	14,272,195

	Total Energy Equipment & Services	38,279,682

Oil, Gas & Consumable Fuels - 10.0%
435,000	BP PLC, ADR	21,767,400
658,199	Chevron Corp.	45,725,085
53,420	ConocoPhillips	2,334,988
750,000	El Paso Corp.	7,545,000
912,019	Exxon Mobil Corp.	64,197,017

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND STRATEGY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

SHARES	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 10.0% (continued)
175,000	Newfield Exploration Co. *	$6,882,750
125,000	Petroleo Brasileiro SA, ADR	5,155,000
450,000	Spectra Energy Corp.	8,262,000
116,800	Total SA, ADR	6,499,920

	Total Oil, Gas & Consumable Fuels	168,369,160

	TOTAL ENERGY	206,648,842

FINANCIALS - 16.0%
Capital Markets - 1.5%
274,700	Bank of New York Mellon Corp.	7,510,298
197,980	Franklin Resources Inc.	17,556,866

	Total Capital Markets	25,067,164

Commercial Banks - 1.3%
598,670	Comerica Inc.	14,272,293
1,216,200	KeyCorp	7,029,636

	Total Commercial Banks	21,301,929

Diversified Financial Services - 4.7%
1,867,580	Bank of America Corp.	27,621,508
1,341,407	JPMorgan Chase & Co.	51,845,381

	Total Diversified Financial Services	79,466,889

Insurance - 3.0%
496,074	Chubb Corp.	22,908,697
650,000	Travelers Cos. Inc.	27,995,500

	Total Insurance	50,904,197

Real Estate Investment Trusts (REITs) - 5.3%
2,746,100	Annaly Capital Management Inc.	46,271,785
130,420	AvalonBay Communities Inc.	7,590,444
151,060	Boston Properties Inc.	7,991,074
2,350,000	Chimera Investment Corp.	8,413,000
144,500	Host Hotels & Resorts Inc.	1,312,060
192,660	LaSalle Hotel Properties	2,872,561
272,542	Simon Property Group Inc.	15,186,040

	Total Real Estate Investment Trusts (REITs)	89,636,964

Thrifts & Mortgage Finance - 0.2%
250,000	Hudson City Bancorp Inc.	3,515,000

	TOTAL FINANCIALS	269,892,143

HEALTH CARE - 12.4%
Health Care Equipment & Supplies - 1.9%
585,832	Baxter International Inc.	33,023,350

Pharmaceuticals - 10.5%
753,269	Abbott Laboratories	33,889,572
670,000	Bristol-Myers Squibb Co.	14,565,800
939,797	Johnson & Johnson	57,224,239
868,396	Merck & Co. Inc.	26,060,564
551,940	Novartis AG, ADR	25,179,503
750,000	Pfizer Inc.	11,947,500
189,540	Roche Holding AG, ADR	7,456,504

	Total Pharmaceuticals	176,323,682

	TOTAL HEALTH CARE	209,347,032

INDUSTRIALS - 13.8%
Aerospace & Defense - 3.5%
71,720	Boeing Co.	3,077,505
792,682	Honeywell International Inc.	27,506,066
305,400	Northrop Grumman Corp.	13,614,732

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND STRATEGY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

SHARES	SECURITY	VALUE
Aerospace & Defense - 3.5% (continued)
325,000	Raytheon Co.	$15,258,750

	Total Aerospace & Defense	59,457,053

Air Freight & Logistics - 1.3%
405,940	United Parcel Service Inc., Class B Shares	21,811,156

Commercial Services & Supplies - 1.4%
825,000	Waste Management Inc.	23,190,750

Electrical Equipment - 1.8%
818,424	Emerson Electric Co.	29,774,265

Industrial Conglomerates - 4.6%
160,000	3M Co.	11,283,200
1,762,926	General Electric Co.	23,623,208
915,020	McDermott International Inc. *	17,879,491
198,000	Tyco International Ltd.	5,983,560
350,000	United Technologies Corp.	19,064,500

	Total Industrial Conglomerates	77,833,959

Machinery - 1.2%
218,150	Dover Corp.	7,419,282
185,580	PACCAR Inc.	6,430,347
158,240	Parker Hannifin Corp.	7,006,867

	Total Machinery	20,856,496

	TOTAL INDUSTRIALS	232,923,679

INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 1.0%
325,000	Nokia Oyj, ADR	4,335,500
189,990	QUALCOMM Inc.	8,779,438
425,740	Telefonaktiebolaget LM Ericsson, ADR	4,138,193

	Total Communications Equipment	17,253,131

Computers & Peripherals - 1.8%
132,000	Hewlett-Packard Co.	5,715,600
212,310	International Business Machines Corp.	25,037,718

	Total Computers & Peripherals	30,753,318

IT Services - 1.2%
550,000	Automatic Data Processing Inc.	20,487,500

Semiconductors & Semiconductor Equipment - 8.7%
1,756,790	Applied Materials Inc.	24,243,702
925,000	Intel Corp.	17,806,250
893,660	Linear Technology Corp.	24,012,644
1,075,940	Microchip Technology Inc.	28,975,064
2,760,793	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	28,905,498
903,610	Texas Instruments Inc.	21,731,821

	Total Semiconductors & Semiconductor Equipment	145,674,979

Software - 3.2%
2,257,005	Microsoft Corp.	53,084,757

	TOTAL INFORMATION TECHNOLOGY	267,253,685

MATERIALS - 2.9%
Chemicals - 1.9%
60,000	Air Products & Chemicals Inc.	4,476,000
400,000	E.I. du Pont de Nemours & Co.	12,372,000
75,000	Ecolab Inc.	3,113,250
226,240	PPG Industries Inc.	12,443,200

	Total Chemicals	32,404,450

Metals & Mining - 0.3%
35,010	BHP Billiton Ltd., ADR	2,204,229

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND STRATEGY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

SHARES	SECURITY	VALUE
Metals & Mining - 0.3% (continued)
80,610	Nucor Corp.	$3,584,727

	Total Metals & Mining	5,788,956

Paper & Forest Products - 0.7%
317,651	Weyerhaeuser Co.	11,130,491

	TOTAL MATERIALS	49,323,897

TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 3.2%
1,401,000	AT&T Inc.	36,748,230
370,000	Verizon Communications Inc.	11,865,900
635,000	Windstream Corp.	5,568,950

	Total Diversified Telecommunication Services	54,183,080

Wireless Telecommunication Services - 1.7%
1,389,258	Vodafone Group PLC, ADR	28,590,930

	TOTAL TELECOMMUNICATION SERVICES	82,774,010

UTILITIES - 1.6%
Electric Utilities - 0.8%
34,140	American Electric Power Co. Inc.	1,056,974
57,000	Exelon Corp.	2,899,020
175,000	FPL Group Inc.	9,917,250

	Total Electric Utilities	13,873,244

Multi-Utilities - 0.8%
113,000	PG&E Corp.	4,561,810
150,000	Sempra Energy	7,864,500

	Total Multi-Utilities	12,426,310

	TOTAL UTILITIES	26,299,554

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,536,548,149)	1,622,888,517

FACE AMOUNT
SHORT-TERM INVESTMENTS ‡ - 3.2%
Repurchase Agreements - 3.2%
$2,960,000	Interest in $187,440,000 joint tri-party repurchase agreement dated 7/31/09 with Deutsche Bank Securities Inc., 0.190% due 8/3/09; Proceeds at maturity - $2,960,047; (Fully collateralized by various U.S. government agency obligations, 0.500% to 7.125% due 3/12/10 to 4/23/14; Market value - $3,019,203)	2,960,000
2,960,000	Interest in $187,822,000 joint tri-party repurchase agreement dated 7/31/09 with Barclays Capital Inc., 0.200% due 8/3/09; Proceeds at maturity - $2,960,049; (Fully collateralized by U.S. government obligations, 8.750% due 8/15/20; Market value - $3,019,200)	2,960,000
47,420,000	Interest in $487,728,000 joint tri-party repurchase agreement dated 7/31/09 with Greenwich Capital Markets Inc., 0.210% due 8/3/09; Proceeds at maturity - $47,420,830; (Fully collateralized by various U.S. government agency obligations, 0.550% to 7.125% due 6/4/10 to 12/15/16; Market value - $48,368,770)	47,420,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $53,340,000)	53,340,000

	TOTAL INVESTMENTS - 99.6% (Cost - $1,589,888,149#)	1,676,228,517
	Other Assets in Excess of Liabilities - 0.4%	6,365,858

	TOTAL NET ASSETS - 100.0%	$1,682,594,375

†	Under the Statement of Financial Accounting Standards No. 157 (“FAS 157”), all securities are deemed Level 1. Please refer to Note 1 of the Notes to Schedule of Investments.

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND STRATEGY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

*	Non-income producing security.

‡	Under FAS 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Schedule of Investments.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR    — American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Dividend Strategy Fund (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted FAS 157. Statement of Financial Accounting Standards No 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks †	$1,622,888,517	—	—	$1,622,888,517
Short-Term Investments †	—	$53,340,000	—	53,340,000

Total	$1,622,888,517	$53,340,000	—	$1,676,228,517

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At July 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$231,560,543
Gross unrealized depreciation	(145,220,175)

Net unrealized appreciation	$86,340,368

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

At July 31, 2009, the Fund did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 28, 2009

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 28, 2009